Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Long-term Liabilities
Schedule of Other Long- Term Liabilities

Other long-term liabilities consisted of the following:

	As of December 31,
	2023	2022
Lease termination liability	$-	$3,621
Assumed lease liability	350	1,486
Other	56	200
Total other long-term liabilities	$406	$5,307